Schedule of trade accounts receivable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable, gross		R$ 7,298,594	R$ 4,928,215
Expected credit losses	[1]	(131,634)	(173,007)
Total		7,166,960	4,755,208
Current assets		7,153,565	4,731,979
Non-current assets		13,395	23,229
Domestic market member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable, gross		2,863,941	2,325,075
Domestic market member | Third parties member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable, gross		2,851,701	2,304,212
Domestic market member | Related party member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable, gross		12,240	20,863
Foreign market member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable, gross		4,434,653	2,603,140
Foreign market member | Third parties member
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Trade accounts receivable, gross		R$ 4,434,653	R$ 2,603,140

[1]	According to the Management, the Company’s Expected Credit Losses (“ECL”) are considered sufficient to cover any losses of receivables. Expected credit losses are determined based on the following stages: